Document and Entity Information	Aug. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2015
Registrant Name	MFS VARIABLE INSURANCE TRUST III
Central Index Key	0001065698
Amendment Flag	false
Document Creation Date	Aug. 11, 2015
Document Effective Date	Aug. 11, 2015
Prospectus Date	Apr. 30, 2015